6. FINANCIAL RISK MANAGEMENT (Details) € in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions, in Millions		Dec. 31, 2017 ARS ($) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2017 USD ($) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2017 EUR (€) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2017 CHF (SFr) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2017 VEF ( ) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2017 SEK (kr) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2016 ARS ($)
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Exposure to the exchange rate risk for financial assets		$ (32,698.0)						$ (15,678.0)
Total non current liabilities
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Exposure to the exchange rate risk for financial assets		34,204.0						14,497.0
Total current liabilities
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Exposure to the exchange rate risk for financial assets		$ 9,930.0						9,721.0
Liabilities associated to assets classified as held for sale
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 68.9
Exchange rate | $ / $	[1]	18.649	18.649	18.649	18.649	18.649	18.649
Exposure to the exchange rate risk for financial assets		$ 1,285.0						0.0
Total liabilities
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Exposure to the exchange rate risk for financial assets		$ 45,419.0						24,218.0
Third parties | Non current trade and other payables
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 6.7
Exchange rate | $ / $	[1]	18.649	18.649	18.649	18.649	18.649	18.649
Exposure to the exchange rate risk for financial assets		$ 125.0						0.0
Third parties | Non current borrowings
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 1,737.5
Exchange rate | $ / $	[1]	18.649	18.649	18.649	18.649	18.649	18.649
Exposure to the exchange rate risk for financial assets		$ 32,403.0						11,737.0
Third parties | Non current provisions
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 89.1
Exchange rate | $ / $	[1]	18.649	18.649	18.649	18.649	18.649	18.649
Exposure to the exchange rate risk for financial assets		$ 1,662.0						2,378.0
Third parties | Current trade and other payables
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 249.4
Exchange rate | $ / $	[1]	18.649	18.649	18.649	18.649	18.649	18.649
Exposure to the exchange rate risk for financial assets		$ 4,651.0						3,447.0
Third parties | Current borrowings
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 213.4
Exchange rate | $ / $	[1]	18.649	18.649	18.649	18.649	18.649	18.649
Exposure to the exchange rate risk for financial assets		$ 3,979.0						5,398.0
Third parties | Current salaries and social security payable
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 0.1
Exchange rate | $ / $	[1]	18.649	18.649	18.649	18.649	18.649	18.649
Exposure to the exchange rate risk for financial assets		$ 3.0						1.0
Third parties | Current taxes payable
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 1.0
Exchange rate | $ / $	[1]	18.649	18.649	18.649	18.649	18.649	18.649
Exposure to the exchange rate risk for financial assets		$ 19.0						11.0
Third parties | Current provisions
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 15.0
Exchange rate | $ / $	[1]	18.649	18.649	18.649	18.649	18.649	18.649
Exposure to the exchange rate risk for financial assets		$ 280.0						307.0
Related parties | Non current borrowings
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 0.8
Exchange rate | $ / $	[1]	18.599	18.599	18.599	18.599	18.599	18.599
Exposure to the exchange rate risk for financial assets		$ 14.0						16.0
Related parties | Non current provisions
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 0.0
Exposure to the exchange rate risk for financial assets		$ 0.0						366.0
Related parties | Current trade and other payables
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 2.2
Exchange rate | $ / $	[1]	18.599	18.599	18.599	18.599	18.599	18.599
Exposure to the exchange rate risk for financial assets		$ 40.0						95.0
Related parties | Current provisions
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 21.3
Exchange rate | $ / $	[1]	18.599	18.599	18.599	18.599	18.599	18.599
Exposure to the exchange rate risk for financial assets		$ 396.0						394.0
Third parties | Current trade and other payables
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency | €				€ 22.4
Exchange rate | $ / €	[1]	22.45	22.45	22.45	22.45	22.45	22.45
Exposure to the exchange rate risk for financial assets		$ 502.0						57.0
Third parties | Current trade and other payables
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency | SFr					SFr 0.6
Exchange rate | $ / SFr	[1]	19.168	19.168	19.168	19.168	19.168	19.168
Exposure to the exchange rate risk for financial assets		$ 12.0						0.0
Third parties | Current trade and other payables
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency | kr							kr 21.0
Exchange rate | $ / kr	[1]	2.28	2.28	2.28	2.28	2.28	2.28
Exposure to the exchange rate risk for financial assets		$ 48.0						6.0
Third parties | Current trade and other payables
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency |						0.0
Exposure to the exchange rate risk for financial assets		0.0						5.0
Non current financial assets at amortized cost | Third parties
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 0.0
Exposure to the exchange rate risk for financial assets		$ 0.0						1.0
Non current other receivables | Third parties
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 62.7
Exchange rate | $ / $	[1]	18.549	18.549	18.549	18.549	18.549	18.549
Exposure to the exchange rate risk for financial assets		$ 1,163.0						934.0
Non current other receivables | Related parties
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 42.4
Exchange rate | $ / $	[1]	18.599	18.599	18.599	18.599	18.599	18.599
Exposure to the exchange rate risk for financial assets		$ 789.0						733.0
Non current financial assets at fair value through profit and loss | Third parties
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 0.0
Exposure to the exchange rate risk for financial assets		0.0						513.0
Total non current assets
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Exposure to the exchange rate risk for financial assets		$ 1,952.0						2,181.0
Current financial assets at fair value through profit and loss | Third parties
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 263.0
Exchange rate | $ / $	[1]	18.549	18.549	18.549	18.549	18.549	18.549
Exposure to the exchange rate risk for financial assets		$ 4,879.0						678.0
Derivative financial instruments | Third parties
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 0.2
Exchange rate | $ / $	[1]	18.549	18.549	18.549	18.549	18.549	18.549
Exposure to the exchange rate risk for financial assets		$ 4.0						0.0
Current trade and other receivables | Third parties
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 246.0
Exchange rate | $ / $	[1]	18.549	18.549	18.549	18.549	18.549	18.549
Exposure to the exchange rate risk for financial assets		$ 4,563.0						4,464.0
Current trade and other receivables | Related parties
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 10.2
Exchange rate | $ / $	[1]	18.599	18.599	18.599	18.599	18.599	18.599
Exposure to the exchange rate risk for financial assets		$ 189.0						106.0
Current trade and other receivables | Third parties
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency | €				€ 0.0
Exposure to the exchange rate risk for financial assets		0.0						1.0
Current trade and other receivables | Third parties
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency |						0.0
Exposure to the exchange rate risk for financial assets		$ 0.0						2.0
Cash and cash equivalents
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 21.8
Exchange rate | $ / $	[1]	18.549	18.549	18.549	18.549	18.549	18.549
Exposure to the exchange rate risk for financial assets		$ 404.0						1,087.0
Cash and cash equivalents
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency | €				€ 0.3
Exchange rate | $ / €	[1]	22.283	22.283	22.283	22.283	22.283	22.283
Exposure to the exchange rate risk for financial assets		$ 7.0						2.0
Total current assets
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Exposure to the exchange rate risk for financial assets		$ 10,046.0						6,340.0
Non current assets classified as held for sale
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Amount of foreign currency			$ 39.0
Exchange rate | $ / $	[1]	18.549	18.549	18.549	18.549	18.549	18.549
Exposure to the exchange rate risk for financial assets		$ 723.0						19.0
Total assets
DisclosureOfExposureToTheExchangeRateRiskForFinancialAssetsAndLiabilitiesLineItems [Line Items]
Exposure to the exchange rate risk for financial assets		$ 12,721.0						$ 8,540.0

[1]	The exchange rates correspond to December 31, 2017 released by the National Bank of Argentine for U.S. dollars (US$), euros (EUR), Swiss francs (CHF) and Norwegian kroner (SEK). For balances with related parties, the Exchange rate used is the average.